Corporate debt (Tables)	9 Months Ended
Sep. 30, 2022
Corporate debt [Abstract]
Corporate debt
The breakdown of corporate debt as of September 30, 2022 and December 31, 2021 is as follows:

	Balance as of September 30,	Balance as of December 31,
	2022	2021
	($ in thousands)
Non-current	934,795	995,190
Current	20,745	27,881
Total Corporate Debt	955,540	1,023,071

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of September 30, 2022 is as follows:

	Remainder of 2022	Between January and September 2023	Between October and December 2023	2024	2025	2026	Subsequent years	Total
	($ in thousands)
2017 Credit Facility	6	-	-	8,822	-	-	-	8,828
Commercial Paper	10,967	2,145	-	-	-	-	-	13,112
2020 Green Private Placement	356	-	-	-	-	282,052	-	282,408
2020 Note Issuance Facility	-	-	-	-	-	-	134,778	134,778
Green Exchangeable Notes	957	-	-	-	106,330	-	-	107,287
Green Senior Notes	5,087	-	-	-	-	-	394,833	399,920
Other bank loans	25	1,202	1,634	2,859	2,859	628	-	9,207
Total	17,398	3,347	1,634	11,681	109,189	282,680	529,611	955,540

The repayment schedule for the corporate debt as of December 31, 2021 was as follows:

	2022	2023	2024	2025	2026	Subsequent years	Total
2017 Credit Facility	5	8,199	-	-	-	-	8,204
Commercial Paper	24,422	-	-	-	-	-	24,422
2020 Green Private Placement	359	-	-	-	327,081	-	327,440
2020 Note Issuance Facility	-	-	-	-	-	155,814	155,814
Green Exchangeable Notes	2,121	-	-	104,289	-	-	106,410
Green Senior Note	963	-	-	-	-	394,155	395,118
Other bank loans	11	1,895	1,895	1,862	-	-	5,663
Total	27,881	10,094	1,895	106,151	327,081	549,969	1,023,071